LOSS BEFORE TAX	12 Months Ended
Dec. 31, 2024
Disclosure of loss profit before tax [Abstract]
LOSS BEFORE TAX
9.	LOSS BEFORE TAX

The following amounts were charged / (credited) to the statement of operations:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	1,454	2,058	1,639
Pension	39	26	24
Share based payments (Note 26)	931	1,601	1,707
Auditor’s remuneration
Audit fees	1,082	861	888
Tax fees	175	407	89
Depreciation (Note 11) [1]	675	830	1,405
Amortisation (Note 12)	1,190	945	889
Loss on the disposal of property, plant and equipment	-	-	2
Net foreign exchange differences	376	336	(1,210)

[1] In 2024, US$204,000 was capitalised to research and development projects (2023: US$Nil) (2022: US$Nil).

Depreciation for discontinued operations for the year ended December 31, 2024 is US$Nil (2023: US$1,000) (2022:US$5,000)

Amortisation for discontinued operations for the year ended December 31, 2024 is US$Nil (2023: US$1,000) (2022:US$34,000).